Nature of Operations and Going Concern - Additional Information (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 18, 2026 USD ($) t	Aug. 16, 2024	Mar. 18, 2026 USD ($)	Mar. 18, 2026 USD ($)	Sep. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 09, 2021 USD ($)
Nature of Operations and Going Concern [Line Items]
Name of reporting entity						Lithium Argentina AG
Acquisition date						Apr. 20, 2023
Cash and cash equivalents						$ 61,134,000	$ 85,543,000	$ 122,293,000	$ 194,471,000
Equity-settleable convertible notes										$ 258,750,000
Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Increase in average price of lithium carbonate	$ 17,000
Ganfeng | Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Term of debt facility	6 years		6 years
Debt instruments issued	$ 130,000,000		$ 130,000,000	$ 130,000,000
Ganfeng | SOFR | Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Interest rate	2.50%		2.50%
Pastos Grandes
Nature of Operations and Going Concern [Line Items]
Ownership interest in subsidiary						85.10%
Interest rate						6.18%
Pastos Grandes | Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Interest rate				6.18%
Pastos Grandes | SOFR
Nature of Operations and Going Concern [Line Items]
Interest rate					4.00%
Pastos Grandes | Ganfeng
Nature of Operations and Going Concern [Line Items]
Ownership interest in subsidiary		14.90%
Sal de la Puna
Nature of Operations and Going Concern [Line Items]
Ownership interest in subsidiary						65.00%
Minera Exar S.A. | Ganfeng
Nature of Operations and Going Concern [Line Items]
Ownership interest in joint venture						46.70%
Minera Exar S.A. | Ganfeng | SOFR
Nature of Operations and Going Concern [Line Items]
Interest rate						2.50%
Minera Exar S.A. | Jujuy Energia y Mineria Sociedad del Estado
Nature of Operations and Going Concern [Line Items]
Ownership interest in joint venture						8.50%
Cauchari-Olaroz | Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Percentage of expected production of lithium carbonate	100.00%
Cauchari-Olaroz | Bottom of Range | Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Number of tonnes of lithium carbonate | t	35,000
Cauchari-Olaroz | Top of Range | Events After Reporting Period
Nature of Operations and Going Concern [Line Items]
Number of tonnes of lithium carbonate | t	40,000
Cauchari-Olaroz | Minera Exar S.A.
Nature of Operations and Going Concern [Line Items]
Ownership interest in joint venture						44.80%
Equity stake distributed to company						$ 41,755,000